Property, plant and equipment (Details Textual) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment	$ 1,132,871		$ 11,581
Depreciation expense	1,075,788	$ 925,748	769,270
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment	491,101		126
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment	5,679		16
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combinations, property, plant and equipment	$ 2,137		$ 11,439